LEASES (Details 3) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2022	Dec. 31, 2021
Statement [Line Items]
Expenses from payments of variable leases	$ (231,094)	$ (206,332)	$ 208,812
Expenses from low value leases	(4,603)	(3,899)	6,696
Expenses from short-term leases	(39,047)	(39,878)	34,857
Income from sublease of right of use assets	$ 628	$ 464	$ 0